UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
November 30, 2018
MFS®  Core Equity Fund

Portfolio of Investments
11/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Aerospace – 3.3%
Boeing Co.	48,682	$ 16,880,970
CACI International, Inc., “A” (a)	21,846	3,602,624
Curtiss-Wright Corp.	38,936	4,298,534
FLIR Systems, Inc.	79,603	3,650,594
Honeywell International, Inc.	126,609	18,579,871
Northrop Grumman Corp.	51,539	13,393,955
United Technologies Corp.	106,168	12,935,509
		$ 73,342,057
Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A”	36,242	$ 7,094,734
Apparel Manufacturers – 1.5%
Hanesbrands, Inc.	336,050	$ 5,346,555
NIKE, Inc., “B”	365,696	27,471,084
		$ 32,817,639
Automotive – 0.6%
Copart, Inc. (a)	87,888	$ 4,498,108
Lear Corp.	43,372	5,909,435
Stoneridge, Inc. (a)	112,451	3,008,064
		$ 13,415,607
Biotechnology – 1.1%
Biogen, Inc. (a)	56,705	$ 18,923,593
Illumina, Inc. (a)	13,879	4,684,162
		$ 23,607,755
Broadcasting – 0.2%
Netflix, Inc. (a)	12,596	$ 3,604,093
Brokerage & Asset Managers – 2.1%
Blackstone Group LP	287,149	$ 9,685,536
Invesco Ltd.	214,452	4,364,098
TD Ameritrade Holding Corp.	401,939	21,628,338
TMX Group Ltd.	166,934	9,909,370
		$ 45,587,342
Business Services – 3.4%
Amdocs Ltd.	81,071	$ 5,262,319
BrightView Holdings, Inc. (a)	112,708	1,420,121
Cognizant Technology Solutions Corp., “A”	139,443	9,932,525
DXC Technology Co.	112,434	7,087,839
Equinix, Inc., REIT	15,956	6,147,528
Fidelity National Information Services, Inc.	100,925	10,894,854
First Data Corp. (a)	202,241	3,858,758
Global Payments, Inc.	81,233	9,082,662
Grand Canyon Education, Inc. (a)	30,475	3,728,921
Resideo Technologies, Inc. (a)	20,635	425,700
Total System Services, Inc.	58,685	5,127,308
Verisk Analytics, Inc., “A” (a)	87,844	10,832,922
		$ 73,801,457

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Cable TV – 0.9%
Altice USA, Inc.	293,295	$ 5,188,389
Comcast Corp., “A”	389,500	15,194,395
		$ 20,382,784
Chemicals – 2.2%
CF Industries Holdings, Inc.	147,747	$ 6,233,446
DowDuPont, Inc.	230,725	13,347,441
Eastman Chemical Co.	47,128	3,714,629
FMC Corp.	65,461	5,416,243
Ingevity Corp. (a)	49,601	4,861,394
PPG Industries, Inc.	135,555	14,820,228
		$ 48,393,381
Computer Software – 6.2%
8x8, Inc. (a)	466,625	$ 9,197,179
Adobe, Inc. (a)	115,943	29,088,939
Autodesk, Inc. (a)	46,755	6,756,097
Cadence Design Systems, Inc. (a)	163,064	7,344,403
Microsoft Corp.	459,240	50,925,124
Salesforce.com, Inc. (a)	236,438	33,753,889
		$ 137,065,631
Computer Software - Systems – 1.4%
Apple, Inc.	115,180	$ 20,568,844
Pluralsight, Inc., “A” (a)	187,591	4,519,067
Rapid7, Inc. (a)	189,552	6,027,754
		$ 31,115,665
Construction – 0.5%
Toll Brothers, Inc.	105,436	$ 3,476,225
Vulcan Materials Co.	72,672	7,682,157
		$ 11,158,382
Consumer Products – 1.6%
Colgate-Palmolive Co.	150,748	$ 9,575,513
Kimberly-Clark Corp.	69,542	8,023,060
Newell Brands, Inc.	270,612	6,332,321
Procter & Gamble Co.	109,053	10,306,599
		$ 34,237,493
Consumer Services – 1.4%
Bookings Holdings, Inc. (a)	11,875	$ 22,466,075
Bright Horizons Family Solutions, Inc. (a)	62,761	7,636,758
		$ 30,102,833
Containers – 0.5%
Berry Global Group, Inc. (a)	155,496	$ 7,824,559
Sealed Air Corp.	91,102	3,327,956
		$ 11,152,515
Electrical Equipment – 2.0%
AMETEK, Inc.	213,976	$ 15,712,258
Fortive Corp.	74,956	5,701,903
HD Supply Holdings, Inc. (a)	154,508	6,164,869
Sensata Technologies Holding PLC (a)	175,539	8,120,434
TE Connectivity Ltd.	79,699	6,131,244
WESCO International, Inc. (a)	57,117	3,050,619
		$ 44,881,327

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 5.5%
Analog Devices, Inc.	454,912	$ 41,815,511
Inphi Corp. (a)	161,648	6,448,139
IPG Photonics Corp. (a)	13,727	1,951,293
Lam Research Corp.	13,372	2,098,869
Marvell Technology Group Ltd.	787,120	12,680,503
Mellanox Technologies Ltd. (a)	27,876	2,587,729
NVIDIA Corp.	120,058	19,621,079
Texas Instruments, Inc.	327,770	32,727,835
		$ 119,930,958
Energy - Independent – 2.1%
Concho Resources, Inc. (a)	51,328	$ 6,690,092
Diamondback Energy, Inc.	19,912	2,197,911
EOG Resources, Inc.	149,615	15,456,726
EQT Corp.	31,796	594,903
Hess Corp.	138,691	7,474,058
Marathon Petroleum Corp.	169,278	11,030,154
Parsley Energy, Inc., “A” (a)	90,460	1,820,960
		$ 45,264,804
Energy - Integrated – 2.0%
Chevron Corp. (s)	361,599	$ 43,008,585
Engineering - Construction – 0.2%
KBR, Inc.	205,260	$ 3,811,678
Entertainment – 0.3%
Six Flags Entertainment Corp.	101,089	$ 6,202,821
Food & Beverages – 2.6%
Archer Daniels Midland Co.	100,541	$ 4,626,897
Coca-Cola Co.	207,698	10,467,979
Hostess Brands, Inc. (a)	175,367	2,043,026
J.M. Smucker Co.	39,314	4,108,706
Mondelez International, Inc.	293,338	13,194,343
PepsiCo, Inc.	186,990	22,801,561
		$ 57,242,512
Gaming & Lodging – 0.8%
Hilton Worldwide Holdings, Inc.	183,766	$ 13,881,684
Marriott International, Inc., “A”	30,364	3,492,771
		$ 17,374,455
General Merchandise – 0.3%
Dollar Tree, Inc. (a)	77,670	$ 6,739,426
Health Maintenance Organizations – 2.0%
Cigna Corp.	113,553	$ 25,365,469
Humana Inc.	53,869	17,748,220
		$ 43,113,689
Insurance – 4.2%
Aon PLC	258,185	$ 42,628,925
Assurant, Inc.	82,265	7,999,449
Athene Holding Ltd. (a)	100,551	4,372,963
Chubb Ltd.	147,610	19,741,361
Everest Re Group Ltd.	19,487	4,327,673

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Hartford Financial Services Group, Inc.	305,800	$ 13,513,302
		$ 92,583,673
Internet – 5.1%
Alphabet, Inc., “A” (a)(s)	50,632	$ 56,183,799
Facebook, Inc., “A” (a)	265,014	37,263,619
LogMeIn, Inc.	111,928	10,323,119
MINDBODY, Inc., “A” (a)	328,934	9,131,208
		$ 112,901,745
Leisure & Toys – 0.6%
Electronic Arts, Inc. (a)	112,654	$ 9,470,822
Take-Two Interactive Software, Inc. (a)	30,780	3,375,642
		$ 12,846,464
Machinery & Tools – 1.4%
Flowserve Corp.	127,905	$ 6,204,672
Illinois Tool Works, Inc.	57,077	7,936,557
ITT, Inc.	94,918	5,263,203
Roper Technologies, Inc.	39,856	11,860,747
		$ 31,265,179
Major Banks – 1.9%
Goldman Sachs Group, Inc.	120,410	$ 22,960,983
PNC Financial Services Group, Inc.	86,699	11,771,990
State Street Corp.	103,154	7,532,305
		$ 42,265,278
Medical & Health Technology & Services – 1.6%
Guardant Health, Inc. (a)	42,047	$ 1,502,339
HCA Healthcare, Inc.	80,467	11,586,443
ICON PLC (a)	35,056	5,073,304
McKesson Corp.	69,095	8,602,328
Walgreens Boots Alliance, Inc.	91,200	7,721,904
		$ 34,486,318
Medical Equipment – 3.6%
Abiomed, Inc. (a)	7,775	$ 2,586,587
Boston Scientific Corp. (a)	340,510	12,827,012
Danaher Corp.	69,843	7,650,602
Medtronic PLC	286,148	27,908,015
PerkinElmer, Inc.	114,533	9,971,243
Senseonics Holdings, Inc. (a)(l)	315,963	1,074,274
Steris PLC	119,247	14,199,933
West Pharmaceutical Services, Inc.	21,699	2,377,342
		$ 78,595,008
Metals & Mining – 0.1%
Teck Resources Ltd., “B”	150,828	$ 3,061,808
Natural Gas - Pipeline – 0.4%
Enterprise Products Partners LP	217,281	$ 5,703,626
Equitrans Midstream Corp. (a)	190,166	4,244,505
		$ 9,948,131
Network & Telecom – 1.3%
Cisco Systems, Inc.	543,296	$ 26,007,580
Interxion Holding N.V. (a)	53,313	3,319,800
		$ 29,327,380

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.7%
Apergy Corp. (a)	91,704	$ 3,143,613
Cactus, Inc., “A” (a)	108,344	3,128,975
Core Laboratories N.V.	25,044	2,081,407
Patterson-UTI Energy, Inc.	338,038	4,691,967
Schlumberger Ltd.	53,519	2,413,707
		$ 15,459,669
Other Banks & Diversified Financials – 6.4%
Bank OZK	266,090	$ 7,211,039
BB&T Corp.	128,927	6,588,170
Citigroup, Inc. (s)	463,200	30,010,728
Discover Financial Services	128,850	9,187,005
EuroDekania Ltd. (u)	580,280	71,442
Mastercard, Inc., “A”	177,947	35,779,803
Prosperity Bancshares, Inc.	38,126	2,645,563
Signature Bank	101,891	12,566,217
U.S. Bancorp	549,394	29,919,997
Wintrust Financial Corp.	94,519	7,311,045
		$ 141,291,009
Pharmaceuticals – 6.8%
Bristol-Myers Squibb Co.	337,415	$ 18,038,206
Elanco Animal Health, Inc. (a)	351,887	11,756,545
Johnson & Johnson	367,156	53,935,216
Pfizer, Inc.	928,235	42,912,304
Zoetis, Inc.	238,688	22,405,643
		$ 149,047,914
Pollution Control – 0.4%
Evoqua Water Technologies LLC (a)	286,371	$ 2,617,431
Waste Connections, Inc.	71,534	5,613,988
		$ 8,231,419
Railroad & Shipping – 1.4%
Canadian Pacific Railway Ltd.	78,178	$ 16,537,774
Kansas City Southern Co.	131,624	13,563,853
		$ 30,101,627
Real Estate – 3.4%
Industrial Logistics Properties Trust, REIT	437,223	$ 9,212,289
Life Storage, Inc., REIT	78,358	7,650,875
Medical Properties Trust, Inc., REIT	1,534,593	26,502,421
Store Capital Corp., REIT	438,718	13,143,991
Sun Communities, Inc., REIT	58,987	6,140,547
W.P. Carey, Inc., REIT	174,319	11,810,112
		$ 74,460,235
Restaurants – 1.5%
Aramark	174,949	$ 6,658,559
Starbucks Corp.	316,504	21,117,147
U.S. Foods Holding Corp. (a)	172,970	5,739,144
		$ 33,514,850
Specialty Chemicals – 0.1%
Univar, Inc. (a)	155,186	$ 3,361,329

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 5.5%
Amazon.com, Inc. (a)	37,921	$ 64,092,937
Costco Wholesale Corp.	70,220	16,240,482
L Brands, Inc.	161,776	5,356,403
TJX Cos., Inc.	299,570	14,633,994
Tractor Supply Co.	130,197	12,385,641
Urban Outfitters, Inc. (a)	198,401	7,557,094
		$ 120,266,551
Telecommunications - Wireless – 2.2%
American Tower Corp., REIT	293,648	$ 48,302,160
Telephone Services – 0.6%
Verizon Communications, Inc.	234,464	$ 14,138,179
Tobacco – 0.8%
Philip Morris International, Inc.	192,427	$ 16,650,708
Utilities - Electric Power – 3.1%
American Electric Power Co., Inc.	121,790	$ 9,467,955
Avangrid, Inc.	93,368	4,703,880
CenterPoint Energy, Inc.	212,446	5,950,612
CMS Energy Corp.	160,491	8,359,976
Evergy, Inc.	122,030	7,244,921
Exelon Corp.	236,782	10,984,317
NextEra Energy, Inc.	74,539	13,544,482
Xcel Energy, Inc.	160,304	8,407,945
		$ 68,664,088
Total Common Stocks		$2,155,220,345
Convertable Preferred Stocks – 0.1%
Natural Gas - Distribution – 0.1%
South Jersey Industries, Inc.	37,587	$ 1,919,944
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 2.31% (v)	34,120,026	$ 34,120,026
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.22% (j)	169,071	$ 169,071
Securities Sold Short – (0.2)%
Telecommunications - Wireless – (0.2)%
Crown Castle International Corp., REIT	(44,300)	$ (5,090,070)

Other Assets, Less Liabilities – 0.5%		11,500,713
Net Assets – 100.0%		$2,197,840,029
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $34,120,026 and $2,157,309,360, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
At November 30, 2018, the fund had cash collateral of $84,338 and other liquid securities with an aggregate value of $9,664,543 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,118,626,105	$—	$—	$2,118,626,105
Canada	35,122,941	—	—	35,122,941
Netherlands	3,319,801	—	—	3,319,801
Cayman Islands	—	—	71,442	71,442
Mutual Funds	34,289,097	—	—	34,289,097
Total	$2,191,357,944	$—	$71,442	$2,191,429,386
Short Sales	$(5,090,070)	$—	$—	$(5,090,070)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table

Supplemental Information (unaudited) – continued
presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 8/31/18	$73,250
Change in unrealized appreciation or depreciation	(1,808)
Balance as of 11/30/18	$71,442
The net change in unrealized appreciation or depreciation from investments held as level 3 at November 30, 2018 is $(1,808). At November 30, 2018, the fund held one level 3 security.
(2) Securities Lending Collateral
At November 30, 2018, the value of securities loaned was $318,192. These loans were collateralized by cash of $169,071 and U.S. Treasury Obligations of $155,757.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	30,298,308	156,169,048	(152,347,330)	34,120,026
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(3,517)	$561	$—	$196,535	$34,120,026

Quarterly Report
November 30, 2018
MFS®  Low Volatility Global
Equity Fund

Portfolio of Investments
11/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Aerospace – 3.3%
Boeing Co.	9,739	$ 3,377,096
Lockheed Martin Corp.	11,687	3,511,125
		$ 6,888,221
Airlines – 0.5%
Malaysia Airports Holdings Berhad	543,000	$ 995,295
Apparel Manufacturers – 0.5%
Gildan Activewear, Inc.	31,447	$ 1,032,719
Automotive – 0.9%
USS Co. Ltd.	101,500	$ 1,800,828
Broadcasting – 0.8%
Publicis Groupe S.A.	28,992	$ 1,718,552
Business Services – 2.6%
Forrester Research, Inc.	50,804	$ 2,374,579
Infosys Technologies Ltd., ADR	301,705	2,974,811
		$ 5,349,390
Cable TV – 0.4%
Comcast Corp., “A”	19,851	$ 774,388
Computer Software – 2.2%
Adobe, Inc. (a)	18,091	$ 4,538,851
Computer Software - Systems – 2.2%
NICE Systems Ltd., ADR (a)	39,145	$ 4,546,300
Construction – 0.5%
Owens Corning	21,713	$ 1,132,333
Consumer Products – 2.4%
Kimberly-Clark Corp.	15,852	$ 1,828,845
L'Oréal	3,719	879,130
Procter & Gamble Co.	25,485	2,408,588
		$ 5,116,563
Electronics – 4.1%
Kyocera Corp.	54,100	$ 2,919,108
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	150,788	5,668,121
		$ 8,587,229
Energy - Independent – 0.8%
Occidental Petroleum Corp.	23,256	$ 1,634,199
Energy - Integrated – 1.6%
Exxon Mobil Corp.	20,493	$ 1,629,194
Royal Dutch Shell PLC, “B”	58,197	1,779,956
		$ 3,409,150
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 8.1%
Archer Daniels Midland Co.	21,907	$ 1,008,160
General Mills, Inc.	47,193	1,996,736
Marine Harvest	91,707	2,145,736
Mondelez International, Inc.	27,671	1,244,642
Nestle S.A.	41,007	3,501,586
PepsiCo, Inc.	33,407	4,073,649
Sligro Food Group N.V.	23,115	968,234
Toyo Suisan Kaisha Ltd.	60,800	2,083,531
		$ 17,022,274
Food & Drug Stores – 3.2%
Dairy Farm International Holdings Ltd.	229,100	$ 2,016,080
Lawson, Inc.	38,600	2,526,521
Tesco PLC	277,594	700,120
Wesfarmers Ltd.	66,474	1,536,795
		$ 6,779,516
Gaming & Lodging – 2.1%
Crown Resorts Ltd.	230,826	$ 1,980,131
Genting Berhad	1,561,300	2,343,163
		$ 4,323,294
Health Maintenance Organizations – 2.3%
Cigna Corp.	10,899	$ 2,434,619
Humana Inc.	7,368	2,427,535
		$ 4,862,154
Insurance – 4.1%
Beazley PLC	231,172	$ 1,646,652
Everest Re Group Ltd.	13,128	2,915,466
Swiss Life Holding AG	4,367	1,713,055
Travelers Cos., Inc.	6,639	865,526
Zurich Insurance Group AG	4,624	1,451,003
		$ 8,591,702
Internet – 0.8%
Alphabet, Inc., “A” (a)	1,442	$ 1,600,115
Machinery & Tools – 0.6%
Schindler Holding AG	3,786	$ 757,920
Schindler Holding AG	2,609	494,614
		$ 1,252,534
Major Banks – 1.9%
Bank of Nova Scotia	18,201	$ 989,770
PNC Financial Services Group, Inc.	8,434	1,145,169
Royal Bank of Canada	24,914	1,825,200
		$ 3,960,139
Medical Equipment – 3.3%
EssilorLuxottica	7,780	$ 987,788
Terumo Corp.	102,100	6,012,760
		$ 7,000,548
Natural Gas - Distribution – 0.5%
Tokyo Gas Co. Ltd.	42,200	$ 1,087,203
Natural Gas - Pipeline – 0.9%
Enbridge, Inc.	56,694	$ 1,855,595
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 0.8%
VTech Holdings Ltd.	179,600	$ 1,703,262
Other Banks & Diversified Financials – 3.7%
Bangkok Bank Public Co. Ltd.	128,300	$ 829,183
Credicorp Ltd.	9,140	2,004,311
Discover Financial Services	14,857	1,059,304
Komercni Banka A.S.	36,244	1,424,281
U.S. Bancorp	43,144	2,349,622
		$ 7,666,701
Pharmaceuticals – 10.8%
Eli Lilly & Co.	17,363	$ 2,059,946
Johnson & Johnson	41,879	6,152,025
Merck & Co., Inc.	39,525	3,135,914
Novartis AG	14,231	1,299,099
Pfizer, Inc.	105,792	4,890,764
Roche Holding AG	19,962	5,177,073
		$ 22,714,821
Pollution Control – 1.6%
Waste Connections, Inc.	42,189	$ 3,310,993
Precious Metals & Minerals – 1.1%
Franco-Nevada Corp.	33,438	$ 2,315,355
Railroad & Shipping – 0.8%
Canadian National Railway Co.	19,609	$ 1,682,844
Real Estate – 7.8%
AvalonBay Communities, Inc., REIT	15,585	$ 2,970,034
Grand City Properties S.A.	148,456	3,503,947
Life Storage, Inc., REIT	15,565	1,519,767
Public Storage, Inc., REIT	6,485	1,382,991
Store Capital Corp., REIT	139,042	4,165,698
Sun Communities, Inc., REIT	26,754	2,785,091
		$ 16,327,528
Restaurants – 1.5%
McDonald's Corp.	17,136	$ 3,230,307
Specialty Chemicals – 0.9%
Symrise AG	24,702	$ 1,993,914
Specialty Stores – 2.3%
ABC-MART, Inc.	71,200	$ 4,001,727
Home Depot, Inc.	4,873	878,699
		$ 4,880,426
Telecommunications - Wireless – 3.1%
Advanced Info Service PLC	222,100	$ 1,195,339
KDDI Corp.	127,200	2,985,163
Vodafone Group PLC	1,071,045	2,305,659
		$ 6,486,161
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 4.2%
HKT Trust and HKT Ltd.	1,928,000	$ 2,789,489
TELUS Corp.	96,068	3,448,841
Verizon Communications, Inc.	41,438	2,498,711
		$ 8,737,041
Tobacco – 2.0%
Altria Group, Inc.	38,289	$ 2,099,386
Japan Tobacco, Inc.	52,000	1,293,415
Philip Morris International, Inc.	10,058	870,319
		$ 4,263,120
Utilities - Electric Power – 7.3%
American Electric Power Co., Inc.	26,337	$ 2,047,438
Avangrid, Inc.	29,700	1,496,286
CEZ A.S.	32,472	773,836
CLP Holdings Ltd.	313,500	3,455,953
Duke Energy Corp.	10,005	886,143
Evergy, Inc.	36,668	2,176,979
WEC Energy Group, Inc.	29,960	2,171,501
Xcel Energy, Inc.	44,235	2,320,126
		$ 15,328,262
Total Common Stocks		$206,499,827
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 2.31% (v)	1,584,699	$ 1,584,699

Other Assets, Less Liabilities – 0.8%		1,576,157
Net Assets – 100.0%		$209,660,683
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,584,699 and $206,499,827, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
11/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$96,067,866	$—	$—	$96,067,866
Japan	24,710,256	—	—	24,710,256
Canada	16,461,317	—	—	16,461,317
Switzerland	9,593,664	4,800,685	—	14,394,349
Hong Kong	9,964,783	—	—	9,964,783
United Kingdom	3,952,311	2,480,077	—	6,432,388
Taiwan	5,668,121	—	—	5,668,121
Germany	1,993,914	3,503,947	—	5,497,861
Israel	4,546,300	—	—	4,546,300
Other Countries	17,531,346	5,225,240	—	22,756,586
Mutual Funds	1,584,699	—	—	1,584,699
Total	$192,074,577	$16,009,949	$—	$208,084,526
For further information regarding security characteristics, see the Portfolio of Investments.
5

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,215,317	16,906,864	(16,537,482)	1,584,699
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(341)	$40	$—	$10,982	$1,584,699

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2018, are as follows:
United States	47.2%
Japan	11.8%
Canada	7.9%
Switzerland	6.9%
Hong Kong	4.8%
United Kingdom	3.1%
Taiwan	2.7%
Germany	2.6%
Israel	2.2%
Other Countries	10.8%
6

Quarterly Report
November 30, 2018
MFS®  Low Volatility
Equity Fund

Portfolio of Investments
11/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Aerospace – 6.1%
Boeing Co.	2,033	$ 704,963
CACI International, Inc., “A” (a)	4,023	663,433
General Dynamics Corp.	3,167	585,547
Honeywell International, Inc.	10,023	1,470,875
Lockheed Martin Corp.	4,058	1,219,145
Northrop Grumman Corp.	4,361	1,133,337
United Technologies Corp.	5,065	617,119
		$ 6,394,419
Alcoholic Beverages – 1.2%
Constellation Brands, Inc., “A”	6,496	$ 1,271,657
Brokerage & Asset Managers – 1.6%
CME Group, Inc.	8,926	$ 1,696,654
Business Services – 3.6%
Amdocs Ltd.	44,163	$ 2,866,620
FleetCor Technologies, Inc. (a)	2,141	414,070
Tyler Technologies, Inc. (a)	2,545	490,574
		$ 3,771,264
Cable TV – 0.7%
Comcast Corp., “A”	17,665	$ 689,112
Chemicals – 0.6%
Eastman Chemical Co.	7,480	$ 589,574
Computer Software – 2.9%
Adobe, Inc. (a)	5,220	$ 1,309,646
Aspen Technology, Inc. (a)	4,050	349,515
Microsoft Corp.	9,293	1,030,501
Oracle Corp.	7,722	376,524
		$ 3,066,186
Consumer Products – 1.3%
Procter & Gamble Co.	14,460	$ 1,366,615
Consumer Services – 2.4%
Bookings Holdings, Inc. (a)	455	$ 860,805
Bright Horizons Family Solutions, Inc. (a)	13,660	1,662,149
		$ 2,522,954
Containers – 0.6%
Berry Global Group, Inc. (a)	11,714	$ 589,448
Electronics – 1.3%
Texas Instruments, Inc.	13,097	$ 1,307,735
Energy - Independent – 1.0%
Occidental Petroleum Corp.	9,535	$ 670,024
Phillips 66	4,038	377,634
		$ 1,047,658
Energy - Integrated – 1.4%
Exxon Mobil Corp.	18,545	$ 1,474,327
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 4.8%
General Mills, Inc.	23,480	$ 993,439
Mondelez International, Inc.	16,002	719,770
PepsiCo, Inc.	26,977	3,289,575
		$ 5,002,784
Gaming & Lodging – 1.4%
Carnival Corp.	16,486	$ 993,941
Marriott International, Inc., “A”	3,618	416,178
		$ 1,410,119
Health Maintenance Organizations – 4.6%
Cigna Corp.	7,019	$ 1,567,904
Humana Inc.	4,984	1,642,078
UnitedHealth Group, Inc.	5,663	1,593,342
		$ 4,803,324
Insurance – 7.6%
Allstate Corp.	4,215	$ 375,936
Aon PLC	7,405	1,222,640
Chubb Ltd.	4,937	660,274
Everest Re Group Ltd.	6,524	1,448,850
Hartford Financial Services Group, Inc.	19,620	867,008
Loews Corp.	25,733	1,236,728
MetLife, Inc.	13,984	624,106
Progressive Corp.	9,502	629,888
Prudential Financial, Inc.	4,670	437,859
Travelers Cos., Inc.	3,139	409,231
		$ 7,912,520
Internet – 2.8%
Alphabet, Inc., “A” (a)	2,133	$ 2,366,884
Alphabet, Inc., “C” (a)	494	540,648
		$ 2,907,532
Machinery & Tools – 1.1%
AGCO Corp.	8,701	$ 519,276
Eaton Corp. PLC	7,786	599,055
		$ 1,118,331
Major Banks – 0.6%
PNC Financial Services Group, Inc.	4,257	$ 578,015
Medical & Health Technology & Services – 0.5%
HCA Healthcare, Inc.	3,848	$ 554,074
Medical Equipment – 5.3%
Danaher Corp.	12,654	$ 1,386,119
Medtronic PLC	16,255	1,585,350
Steris PLC	13,119	1,562,211
Stryker Corp.	3,556	623,936
Varian Medical Systems, Inc. (a)	3,339	411,999
		$ 5,569,615
Network & Telecom – 2.8%
Cisco Systems, Inc.	47,938	$ 2,294,792
Motorola Solutions, Inc.	4,962	651,263
		$ 2,946,055
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 3.3%
M&T Bank Corp.	4,880	$ 824,769
Mastercard, Inc., “A”	5,913	1,188,927
U.S. Bancorp	10,611	577,875
Visa, Inc., “A”	6,231	882,995
		$ 3,474,566
Pharmaceuticals – 7.1%
Eli Lilly & Co.	25,617	$ 3,039,201
Johnson & Johnson	18,854	2,769,652
Pfizer, Inc.	21,655	1,001,111
Zoetis, Inc.	6,161	578,333
		$ 7,388,297
Pollution Control – 3.0%
Waste Connections, Inc.	39,219	$ 3,077,907
Printing & Publishing – 0.5%
Moody's Corp.	3,172	$ 504,570
Real Estate – 7.4%
AvalonBay Communities, Inc., REIT	6,945	$ 1,323,509
Extra Space Storage, Inc., REIT	8,213	788,284
Mid-America Apartment Communities, Inc., REIT	6,981	722,952
Public Storage, Inc., REIT	5,051	1,077,176
Starwood Property Trust, Inc., REIT	49,861	1,115,391
Store Capital Corp., REIT	46,752	1,400,690
Sun Communities, Inc., REIT	12,014	1,250,657
		$ 7,678,659
Restaurants – 3.1%
Aramark	13,596	$ 517,464
McDonald's Corp.	6,836	1,288,654
Starbucks Corp.	21,066	1,405,524
		$ 3,211,642
Specialty Chemicals – 1.9%
Ecolab, Inc.	9,669	$ 1,551,778
Linde PLC	2,899	461,086
		$ 2,012,864
Specialty Stores – 4.5%
Costco Wholesale Corp.	11,094	$ 2,565,821
Home Depot, Inc.	3,860	696,035
Wal-Mart Stores, Inc.	14,442	1,410,261
		$ 4,672,117
Telephone Services – 0.9%
Verizon Communications, Inc.	15,618	$ 941,765
Tobacco – 2.1%
Altria Group, Inc.	27,341	$ 1,499,107
Philip Morris International, Inc.	8,558	740,524
		$ 2,239,631
Utilities - Electric Power – 7.8%
American Electric Power Co., Inc.	7,497	$ 582,817
DTE Energy Co.	10,222	1,223,982
Duke Energy Corp.	12,669	1,122,093
Evergy, Inc.	10,691	634,725
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Exelon Corp.	12,256	$ 568,556
NextEra Energy, Inc.	9,969	1,811,467
WEC Energy Group, Inc.	8,282	600,279
Xcel Energy, Inc.	30,161	1,581,945
		$ 8,125,864
Total Common Stocks		$101,917,854
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 2.31% (v)	1,257,202	$ 1,257,202

Other Assets, Less Liabilities – 1.0%		1,046,701
Net Assets – 100.0%		$104,221,757
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,257,202 and $101,917,854, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
11/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$101,917,854	$—	$—	$101,917,854
Mutual Funds	1,257,202	—	—	1,257,202
Total	$103,175,056	$—	$—	$103,175,056
For further information regarding security characteristics, see the Portfolio of Investments.
5

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	778,538	8,239,340	(7,760,676)	1,257,202
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(144)	$7	$—	$4,502	$1,257,202

6

Quarterly Report
November 30, 2018
MFS®  New Discovery Fund

Portfolio of Investments
11/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.3%
Aerospace – 3.8%
CACI International, Inc., “A” (a)	90,853	$ 14,982,568
Curtiss-Wright Corp.	139,880	15,442,752
FLIR Systems, Inc.	371,810	17,051,207
		$ 47,476,527
Automotive – 4.6%
Hella KGaA Hueck & Co.	177,600	$ 7,354,812
KAR Auction Services, Inc.	297,124	16,977,665
Stoneridge, Inc. (a)	604,606	16,173,211
WABCO Holdings, Inc. (a)	134,565	16,342,919
		$ 56,848,607
Biotechnology – 5.5%
Aimmune Therapeutics, Inc. (a)	259,022	$ 6,151,773
Alder Biopharmaceuticals, Inc. (a)	451,539	6,041,592
Amicus Therapeutics, Inc. (a)	611,157	6,747,173
Bio-Techne Corp.	68,121	10,996,092
Immunomedics, Inc. (a)	336,306	6,756,388
Loxo Oncology, Inc. (a)	35,264	4,951,771
Morphosys AG, ADR (a)	235,495	6,916,488
Neurocrine Biosciences, Inc. (a)	62,679	5,532,675
Spark Therapeutics, Inc. (a)	103,864	4,375,790
Tricida, Inc. (a)	123,357	3,682,206
Twist Bioscience Corp. (a)	232,285	6,146,261
		$ 68,298,209
Brokerage & Asset Managers – 2.4%
Hamilton Lane, Inc., “A”	261,415	$ 9,886,715
TMX Group Ltd.	193,003	11,456,852
WisdomTree Investments, Inc.	1,154,054	8,182,243
		$ 29,525,810
Business Services – 3.6%
CoStar Group, Inc. (a)	10,987	$ 4,058,488
Endava PLC, ADR (a)	330,230	8,156,681
EVO Payments, Inc., “A” (a)	356,120	9,326,783
Global Payments, Inc.	71,822	8,030,418
WNS (Holdings) Ltd., ADR (a)	296,428	14,477,543
		$ 44,049,913
Chemicals – 0.8%
Ingevity Corp. (a)	98,943	$ 9,697,403
Computer Software – 6.3%
8x8, Inc. (a)	503,276	$ 9,919,570
Cadence Design Systems, Inc. (a)	109,931	4,951,292
Eventbrite, Inc. (a)	432,252	12,842,207
Everbridge, Inc. (a)	256,452	14,045,876
Okta, Inc. (a)	84,018	5,347,746
Paylocity Holding Corp. (a)	129,780	8,705,642
RingCentral, Inc. (a)	98,655	8,178,499
Zendesk, Inc. (a)	244,841	14,550,901
		$ 78,541,733
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 6.7%
Box, Inc. (a)	657,547	$ 12,355,308
Five9, Inc. (a)	157,165	6,739,235
NICE Systems Ltd., ADR (a)	80,270	9,322,558
Pluralsight, Inc., “A” (a)	299,284	7,209,752
Proofpoint, Inc. (a)	105,273	10,212,534
Q2 Holdings, Inc. (a)	186,489	10,124,488
Rapid7, Inc. (a)	369,103	11,737,475
RealPage, Inc. (a)	189,569	9,777,969
SS&C Technologies Holdings, Inc.	123,460	5,944,599
		$ 83,423,918
Construction – 3.6%
Foundation Building Materials, Inc. (a)	670,586	$ 6,558,331
GMS, Inc. (a)	429,479	8,069,910
Lennox International, Inc.	65,137	14,715,100
Summit Materials, Inc., “A” (a)	1,019,494	14,782,663
		$ 44,126,004
Consumer Services – 4.1%
Bright Horizons Family Solutions, Inc. (a)	168,889	$ 20,550,414
MakeMyTrip Ltd. (a)	455,174	11,374,798
Planet Fitness, Inc. (a)	344,343	19,014,620
		$ 50,939,832
Containers – 1.8%
Berry Global Group, Inc. (a)	450,798	$ 22,684,155
Electrical Equipment – 2.1%
CTS Corp.	321,971	$ 9,340,379
Littlefuse, Inc.	90,122	17,244,844
		$ 26,585,223
Electronics – 4.6%
Brooks Automation, Inc.	393,601	$ 11,949,726
Inphi Corp. (a)	182,582	7,283,196
IPG Photonics Corp. (a)	73,566	10,457,407
Monolithic Power Systems, Inc.	48,057	6,346,888
nLIGHT, Inc. (a)	411,025	7,850,578
Silicon Laboratories, Inc. (a)	102,816	9,085,850
USA Technologies, Inc. (a)	744,457	3,699,951
		$ 56,673,596
Entertainment – 0.5%
Live Nation, Inc. (a)	111,591	$ 6,213,387
Forest & Paper Products – 0.8%
Trex Co., Inc. (a)	145,736	$ 9,287,755
Internet – 3.2%
LogMeIn, Inc.	250,382	$ 23,092,732
MINDBODY, Inc., “A” (a)	575,103	15,964,859
		$ 39,057,591
Machinery & Tools – 2.1%
Gardner Denver Holdings, Inc. (a)	276,011	$ 6,831,272
Gates Industrial Corp. PLC (a)	562,879	8,291,208
Ritchie Bros. Auctioneers, Inc.	299,240	10,407,567
		$ 25,530,047
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 7.8%
Charles River Laboratories International, Inc. (a)	152,738	$ 20,596,719
Guardant Health, Inc. (a)	202,039	7,218,853
ICON PLC (a)	145,807	21,101,189
Medidata Solutions, Inc. (a)	214,517	16,562,858
Syneos Health, Inc. (a)	361,385	18,690,832
Teladoc Health, Inc. (a)	192,779	12,039,049
		$ 96,209,500
Medical Equipment – 9.6%
Inspire Medical Systems, Inc. (a)	76,561	$ 3,517,212
iRhythm Technologies, Inc. (a)	71,829	5,321,092
Masimo Corp. (a)	123,105	13,593,254
Merit Medical Systems, Inc. (a)	215,976	13,617,287
Mesa Laboratories, Inc.	49,629	10,984,883
OptiNose, Inc. (a)(l)	532,035	4,187,116
PerkinElmer, Inc.	201,822	17,570,623
Quidel Corp. (a)	228,073	13,871,400
Senseonics Holdings, Inc. (a)(l)	1,412,477	4,802,422
Steris PLC	160,400	19,100,432
West Pharmaceutical Services, Inc.	106,338	11,650,391
		$ 118,216,112
Network & Telecom – 1.6%
Interxion Holding N.V. (a)	233,280	$ 14,526,346
Switch, Inc.	722,776	5,615,969
		$ 20,142,315
Oil Services – 0.6%
Liberty Oilfield Services, Inc. (l)	120,038	$ 2,079,058
Patterson-UTI Energy, Inc.	424,677	5,894,517
		$ 7,973,575
Other Banks & Diversified Financials – 3.4%
Bank OZK	374,812	$ 10,157,405
Legacytextas Financial Group, Inc.	266,505	10,343,059
Signature Bank	91,009	11,224,140
Wintrust Financial Corp.	134,441	10,399,012
		$ 42,123,616
Pharmaceuticals – 3.3%
Aquestive Therapeutics, Inc. (a)	292,687	$ 2,514,181
Aratana Therapeutics, Inc. (a)	929,999	6,044,994
Collegium Pharmaceutical, Inc. (a)	403,618	7,745,430
Elanco Animal Health, Inc. (a)	153,725	5,135,952
Forty Seven, Inc. (a)	191,252	3,553,462
Orchard RX Ltd., ADR (a)	277,705	4,182,237
PetIQ, Inc. (a)(l)	251,066	7,833,259
Principia Biopharma, Inc. (a)	140,888	3,925,140
		$ 40,934,655
Pollution Control – 0.7%
Evoqua Water Technologies LLC (a)	921,384	$ 8,421,450
Railroad & Shipping – 0.3%
StealthGas, Inc. (a)	999,885	$ 3,499,598
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 3.1%
Big Yellow Group PLC, REIT	564,536	$ 6,283,612
Industrial Logistics Properties Trust, REIT	507,731	10,697,892
Life Storage, Inc., REIT	52,118	5,088,802
STAG Industrial, Inc., REIT	612,606	16,411,715
		$ 38,482,021
Restaurants – 1.6%
Performance Food Group Co. (a)	590,621	$ 20,352,800
Special Products & Services – 1.0%
Boyd Group Income Fund, IEU	142,079	$ 12,284,677
Specialty Chemicals – 4.9%
Axalta Coating Systems Ltd. (a)	630,025	$ 15,769,526
Ferro Corp. (a)	965,585	18,635,790
Ferroglobe PLC	986,036	2,179,140
RPM International, Inc.	171,471	11,308,512
Univar, Inc. (a)	599,819	12,992,080
		$ 60,885,048
Specialty Stores – 1.9%
Floor & Decor Holdings, Inc. (a)	326,213	$ 10,807,436
Hudson Ltd., “A” (a)	622,265	12,911,999
		$ 23,719,435
Total Common Stocks		$1,192,204,512
Investment Companies (h) – 3.6%
Money Market Funds – 3.6%
MFS Institutional Money Market Portfolio, 2.31% (v)	44,308,398	$ 44,308,398
Collateral for Securities Loaned – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.22% (j)	2,323,777	$ 2,323,777

Other Assets, Less Liabilities – (0.1)%		(1,620,875)
Net Assets – 100.0%		$1,237,215,812
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $44,308,398 and $1,194,528,289, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
11/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,192,204,512	$—	$—	$1,192,204,512
Mutual Funds	46,632,175	—	—	46,632,175
Total	$1,238,836,687	$—	$—	$1,238,836,687
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At November 30, 2018, the value of securities loaned was $7,595,586. These loans were collateralized by cash of $2,323,777 and U.S. Treasury Obligations of $5,734,795.
5

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	51,685,542	71,951,842	(79,328,986)	44,308,398
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(628)	$(920)	$—	$262,047	$44,308,398

6

Quarterly Report
November 30, 2018
MFS®  Research
International Fund

Portfolio of Investments
11/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Airlines – 1.0%
Aena S.A.	342,695	$ 54,505,027
Malaysia Airports Holdings Berhad	10,346,600	18,964,852
		$ 73,469,879
Alcoholic Beverages – 0.4%
AmBev S.A., ADR	7,011,918	$ 29,940,890
Apparel Manufacturers – 1.3%
LVMH Moet Hennessy Louis Vuitton SE (l)	358,850	$ 103,270,492
Automotive – 2.0%
Koito Manufacturing Co. Ltd.	1,421,700	$ 76,273,206
USS Co. Ltd.	4,510,100	80,018,865
		$ 156,292,071
Broadcasting – 0.5%
WPP PLC	3,585,825	$ 39,560,476
Brokerage & Asset Managers – 0.9%
TMX Group Ltd.	1,104,233	$ 65,548,381
Business Services – 2.1%
Cerved Information Solutions S.p.A.	1,944,710	$ 14,944,674
Cognizant Technology Solutions Corp., “A”	1,302,344	92,765,963
Nomura Research Institute Ltd.	1,274,000	56,203,320
		$ 163,913,957
Computer Software – 0.8%
Check Point Software Technologies Ltd. (a)	548,910	$ 61,373,627
Computer Software - Systems – 2.3%
Amadeus IT Group S.A.	888,457	$ 63,822,900
EPAM Systems, Inc. (a)	559,134	72,827,203
Hitachi Ltd.	1,409,700	40,832,433
		$ 177,482,536
Conglomerates – 0.5%
Melrose Industries PLC	15,860,046	$ 35,916,954
Construction – 1.9%
Techtronic Industries Co. Ltd.	12,537,000	$ 67,817,690
Toto Ltd.	2,026,300	78,452,967
		$ 146,270,657
Consumer Products – 3.2%
Kao Corp.	794,000	$ 58,461,454
L'Oréal	349,025	82,505,631
Reckitt Benckiser Group PLC	1,226,504	102,042,696
		$ 243,009,781
Consumer Services – 0.3%
Ctrip.com International Ltd., ADR (a)	702,310	$ 20,261,643
Containers – 1.0%
Brambles Ltd.	10,323,577	$ 77,735,801
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 2.7%
Legrand S.A.	972,152	$ 59,541,027
Schneider Electric S.A.	2,002,093	145,695,119
		$ 205,236,146
Electronics – 2.9%
Mellanox Technologies Ltd. (a)	540,844	$ 50,206,549
NVIDIA Corp.	112,885	18,448,796
Samsung Electronics Co. Ltd.	713,248	26,777,996
Silicon Motion Technology Corp., ADR	536,928	19,259,607
Taiwan Semiconductor Manufacturing Co. Ltd.	14,323,326	104,862,101
		$ 219,555,049
Energy - Independent – 1.6%
Cairn Energy PLC (a)	15,153,533	$ 33,966,120
Caltex Australia Ltd.	2,526,470	50,937,886
Oil Search Ltd.	7,809,959	41,956,963
		$ 126,860,969
Energy - Integrated – 3.2%
BP PLC	17,251,222	$ 114,308,374
Eni S.p.A.	4,209,249	67,886,348
Galp Energia SGPS S.A., “B”	3,901,054	64,103,817
		$ 246,298,539
Food & Beverages – 4.0%
Danone S.A.	1,137,242	$ 85,050,397
Nestle S.A.	2,627,932	224,398,991
		$ 309,449,388
Food & Drug Stores – 1.8%
Sundrug Co. Ltd.	2,260,600	$ 76,608,703
Tesco PLC	23,338,826	58,862,912
		$ 135,471,615
Gaming & Lodging – 0.5%
Paddy Power Betfair PLC	436,370	$ 38,877,628
Insurance – 5.9%
AIA Group Ltd.	16,012,800	$ 131,340,242
Aon PLC	689,828	113,897,501
Hiscox Ltd.	3,520,436	75,632,571
Swiss Re Ltd.	535,520	48,918,027
Zurich Insurance Group AG	254,256	79,785,052
		$ 449,573,393
Internet – 1.4%
Baidu, Inc., ADR (a)	110,321	$ 20,771,238
NAVER Corp.	431,234	48,665,062
Scout24 AG	837,995	34,911,952
		$ 104,348,252
Machinery & Tools – 5.4%
Daikin Industries Ltd.	976,300	$ 108,453,887
GEA Group AG	2,041,376	55,095,248
Hoshizaki Corp.	386,600	30,004,369
Kubota Corp.	6,169,600	105,276,970
Ritchie Bros. Auctioneers, Inc.	1,239,770	43,109,452
Schindler Holding AG	357,490	71,565,988
		$ 413,505,914
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 5.9%
Bankia S.A.	10,939,448	$ 36,269,126
Barclays PLC	34,609,003	72,137,903
BNP Paribas	1,623,464	81,765,035
Erste Group Bank AG	1,138,617	44,922,646
Mitsubishi UFJ Financial Group, Inc.	16,068,300	87,678,375
UBS AG	9,524,079	129,228,716
		$ 452,001,801
Medical & Health Technology & Services – 0.5%
Sonic Healthcare Ltd.	2,204,812	$ 36,870,663
Medical Equipment – 2.8%
EssilorLuxottica	832,405	$ 105,686,336
Terumo Corp.	1,869,000	110,067,084
		$ 215,753,420
Metals & Mining – 1.1%
Rio Tinto Ltd.	1,811,595	$ 82,156,881
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	10,320,000	$ 41,782,365
Natural Gas - Pipeline – 1.2%
APA Group	5,552,478	$ 35,805,739
Enbridge, Inc.	1,646,031	54,089,274
		$ 89,895,013
Network & Telecom – 0.8%
LM Ericsson Telephone Co., “B”	7,125,097	$ 59,564,520
Other Banks & Diversified Financials – 7.7%
Aeon Credit Service Co. Ltd.	4,207,800	$ 81,550,103
AIB Group PLC	13,590,034	59,633,349
HDFC Bank Ltd.	3,216,303	98,224,265
Intesa Sanpaolo S.p.A.	42,964,406	99,614,750
Julius Baer Group Ltd.	1,901,071	76,995,967
Jyske Bank A.S.	773,406	30,417,341
KBC Groep N.V.	1,254,085	90,253,739
Mastercard, Inc., “A”	265,867	53,457,878
		$ 590,147,392
Pharmaceuticals – 7.9%
Bayer AG	1,665,037	$ 121,732,577
Novo Nordisk A.S., “B”	3,060,343	142,642,487
Roche Holding AG	836,979	217,067,473
Santen Pharmaceutical Co. Ltd.	7,215,500	123,505,409
		$ 604,947,946
Printing & Publishing – 1.3%
RELX Group PLC	4,802,007	$ 99,974,538
Real Estate – 2.6%
Grand City Properties S.A.	4,112,761	$ 97,071,848
LEG Immobilien AG	891,376	102,476,846
		$ 199,548,694
Restaurants – 0.7%
Yum China Holdings, Inc.	1,593,130	$ 57,081,848
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 7.5%
Akzo Nobel N.V.	1,407,314	$ 118,625,027
Croda International PLC	1,605,609	100,173,542
Linde PLC (a)	1,013,082	161,140,909
Nitto Denko Corp.	746,100	40,770,456
Sika AG	586,463	72,614,457
Symrise AG	976,655	78,834,368
		$ 572,158,759
Specialty Stores – 0.9%
Dufry AG	344,144	$ 36,548,400
Just Eat PLC (a)	4,861,344	36,089,567
		$ 72,637,967
Telecommunications - Wireless – 3.5%
Advanced Info Service PLC	8,237,700	$ 44,335,170
KDDI Corp.	4,130,600	96,938,012
SoftBank Corp.	1,200,900	100,777,636
Tele2 AB, B	2,177,071	27,226,392
		$ 269,277,210
Telephone Services – 0.5%
Hellenic Telecommunications Organization S.A.	3,260,876	$ 38,540,706
Tobacco – 2.2%
British American Tobacco PLC	2,963,494	$ 103,378,294
Japan Tobacco, Inc.	2,652,800	65,984,062
		$ 169,362,356
Trucking – 0.6%
Yamato Holdings Co. Ltd.	1,747,400	$ 46,157,591
Utilities - Electric Power – 2.6%
CLP Holdings Ltd.	5,770,500	$ 63,612,682
E.ON AG	5,925,271	60,487,579
Iberdrola S.A.	9,945,984	74,375,685
		$ 198,475,946
Total Common Stocks		$7,539,559,654
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 2.31% (v)	90,885,414	$ 90,885,414

Other Assets, Less Liabilities – 0.4%		34,445,694
Net Assets – 100.0%		$7,664,890,762
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $90,885,414 and $7,539,559,654, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
11/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$1,243,524,504	$220,490,398	$—	$1,464,014,902
Switzerland	526,499,396	430,623,674	—	957,123,070
United Kingdom	447,722,407	506,478,420	—	954,200,827
France	395,972,880	267,541,159	—	663,514,039
United States	562,744,799	—	—	562,744,799
Germany	393,050,992	157,559,427	—	550,610,419
Hong Kong	63,612,682	199,157,932	—	262,770,614
Australia	—	243,307,052	—	243,307,052
Spain	—	228,972,738	—	228,972,738
Other Countries	1,088,415,417	563,885,777	—	1,652,301,194
Mutual Funds	90,885,414	—	—	90,885,414
Total	$4,812,428,491	$2,818,016,577	$—	$7,630,445,068
For further information regarding security characteristics, see the Portfolio of Investments.
5

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At November 30, 2018, the value of securities loaned was $86,771,217. These loans were collateralized by U.S. Treasury Obligations of $94,219,399.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	78,815,546	461,045,455	(448,975,587)	90,885,414
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$10,381	$316	$—	$449,291	$90,885,414

(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2018, are as follows:
Japan	19.1%
Switzerland	12.5%
United Kingdom	12.5%
United States	8.9%
France	8.7%
Germany	7.2%
Hong Kong	3.4%
Australia	3.2%
Spain	3.0%
Other Countries	21.5%
6

Quarterly Report
November 30, 2018
MFS®  Technology Fund

Portfolio of Investments
11/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.7%
Aerospace – 3.1%
CACI International, Inc., “A” (a)	21,156	$ 3,488,836
FLIR Systems, Inc.	175,366	8,042,285
Harris Corp.	86,201	12,322,433
Northrop Grumman Corp.	38,778	10,077,626
		$ 33,931,180
Biotechnology – 1.2%
Bio-Techne Corp.	51,701	$ 8,345,575
Illumina, Inc. (a)	13,480	4,549,500
		$ 12,895,075
Broadcasting – 1.9%
Netflix, Inc. (a)	73,220	$ 20,950,439
Brokerage & Asset Managers – 1.1%
NASDAQ, Inc.	131,403	$ 11,999,722
Business Services – 19.9%
Cognizant Technology Solutions Corp., “A”	203,295	$ 14,480,703
Dropbox, Inc. (a)	240,737	5,630,838
DXC Technology Co.	454,295	28,638,757
Endava PLC, ADR (a)	226,613	5,597,341
EVO Payments, Inc., “A” (a)	216,823	5,678,594
Fidelity National Information Services, Inc.	175,145	18,906,903
First Data Corp. (a)	322,469	6,152,708
Fiserv, Inc. (a)	261,931	20,726,600
FleetCor Technologies, Inc. (a)	58,184	11,252,786
Global Payments, Inc.	195,947	21,908,834
Grand Canyon Education, Inc. (a)	98,466	12,048,300
PagSeguro Digital Ltd. (a)	121,189	2,908,536
PayPal Holdings, Inc. (a)	276,870	23,758,215
Total System Services, Inc.	228,273	19,944,212
TransUnion	174,842	11,289,548
Verisk Analytics, Inc., “A” (a)	73,596	9,075,859
		$ 217,998,734
Computer Software – 18.1%
2U, Inc. (a)	33,423	$ 1,951,569
Adobe, Inc. (a)	180,630	45,318,261
Autodesk, Inc. (a)	109,328	15,797,896
Eventbrite, Inc. (a)	195,361	5,804,175
Microsoft Corp.	535,478	59,379,155
PTC, Inc. (a)	112,074	9,693,280
RingCentral, Inc. (a)	90,372	7,491,839
Salesforce.com, Inc. (a)	327,980	46,822,425
Zendesk, Inc. (a)	109,025	6,479,356
		$ 198,737,956
Computer Software - Systems – 7.9%
Apple, Inc.	138,010	$ 24,645,826
Constellation Software, Inc.	15,081	10,343,479
EPAM Systems, Inc. (a)	62,954	8,199,758
HubSpot, Inc. (a)	43,283	6,017,635
New Relic, Inc. (a)	68,506	5,973,038
Pluralsight, Inc., “A” (a)	244,611	5,892,679
Presidio, Inc.	741,173	10,435,716
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Rapid7, Inc. (a)	129,035	$ 4,103,313
ServiceNow, Inc. (a)	61,021	11,305,361
		$ 86,916,805
Electrical Equipment – 2.3%
Amphenol Corp., “A”	134,771	$ 11,851,762
TE Connectivity Ltd.	174,769	13,444,979
		$ 25,296,741
Electronics – 4.8%
Applied Materials, Inc.	424,170	$ 15,813,058
Microchip Technology, Inc. (l)	443,065	33,229,875
Silicon Laboratories, Inc. (a)	6,803	601,181
VICOR Corp. (a)	88,603	3,171,987
		$ 52,816,101
Internet – 18.6%
Alibaba Group Holding Ltd., ADR (a)	45,488	$ 7,317,200
Alphabet, Inc., “A” (a)	96,161	106,705,054
Facebook, Inc., “A” (a)	436,954	61,440,102
Farfetch Ltd., “A” (a)	231,008	5,255,432
Godaddy, Inc. (a)	193,901	12,653,979
Spotify Technology S.A. (a)	35,186	4,798,667
Wix.com Ltd. (a)	62,452	5,881,729
		$ 204,052,163
Leisure & Toys – 2.3%
Activision Blizzard, Inc.	186,899	$ 9,322,522
Electronic Arts, Inc. (a)	163,978	13,785,631
Take-Two Interactive Software, Inc. (a)	18,429	2,021,108
		$ 25,129,261
Medical & Health Technology & Services – 0.4%
Guardant Health, Inc. (a)	133,329	$ 4,763,845
Medical Equipment – 0.2%
Senseonics Holdings, Inc. (a)(l)	707,031	$ 2,403,905
Other Banks & Diversified Financials – 8.1%
Mastercard, Inc., “A”	198,228	$ 39,857,704
Visa, Inc., “A”	345,831	49,007,711
		$ 88,865,415
Printing & Publishing – 1.0%
IHS Markit Ltd. (a)	198,661	$ 10,602,538
Specialty Stores – 6.8%
Amazon.com, Inc. (a)	43,836	$ 74,090,292
Total Common Stocks		$1,071,450,172
Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 2.31% (v)	22,110,815	$ 22,110,815
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.22% (j)	622,470	$ 622,470

Other Assets, Less Liabilities – 0.2%		2,458,975
Net Assets – 100.0%		$1,096,642,432
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $22,110,815 and $1,072,072,642, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
At November 30, 2018, the fund had cash collateral of $580,166 to cover any collateral or margin obligations for securities sold short and certain derivative contracts. At the end of the period, there were no short sales outstanding.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
3

Supplemental Information
11/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,071,450,172	$—	$—	$1,071,450,172
Mutual Funds	22,733,285	—	—	22,733,285
Total	$1,094,183,457	$—	$—	$1,094,183,457
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At November 30, 2018, the value of securities loaned was $1,255,866. These loans were collateralized by cash of $622,470 and U.S. Treasury Obligations of $649,216.
4

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	26,383,831	62,356,808	(66,629,824)	22,110,815
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$437	$(425)	$—	$146,695	$22,110,815

5

Quarterly Report
November 30, 2018
MFS®  U.S. Government Cash Reserve Fund

Portfolio of Investments
11/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 90.7%
Fannie Mae, 2.196%, due 12/03/2018	$ 6,495,000	$ 6,494,221
Fannie Mae, 2.196%, due 12/10/2018	9,660,000	9,654,784
Fannie Mae, 2.206%, due 12/12/2018	100,000	99,934
Fannie Mae, 2.248%, due 1/04/2019	3,000,000	2,993,696
Fannie Mae, 2.264%, due 1/04/2019	200,000	199,583
Fannie Mae, 2.278%, due 1/09/2019	8,800,000	8,778,645
Fannie Mae, 2.288%, due 1/14/2019	800,000	797,800
Fannie Mae, 2.314%, due 1/16/2019	7,800,000	7,777,376
Fannie Mae, 2.355%, due 1/30/2019	7,100,000	7,072,665
Federal Farm Credit Bank, 2.14%, due 12/04/2018	6,600,000	6,598,845
Federal Farm Credit Bank, 2.214%, due 12/05/2018	8,200,000	8,198,014
Federal Farm Credit Bank, 2.29%, due 1/03/2019	400,000	399,175
Federal Farm Credit Bank, 2.331%, due 1/18/2019	7,000,000	6,978,627
Federal Farm Credit Bank, 2.332%, due 1/22/2019	6,500,000	6,478,499
Federal Farm Credit Bank, 2.332%, due 1/23/2019	6,100,000	6,079,434
Federal Farm Credit Bank, 2.354%, due 1/31/2019	9,100,000	9,064,381
Federal Home Loan Bank, 2.23%, due 12/06/2018	9,200,000	9,197,195
Federal Home Loan Bank, 2.226%, due 12/13/2018	9,100,000	9,093,357
Federal Home Loan Bank, 2.309%, due 1/07/2019	2,200,000	2,194,867
Federal Home Loan Bank, 2.28%, due 1/08/2019	6,200,000	6,185,144
Federal Home Loan Bank, 2.308%, due 1/08/2019	6,500,000	6,484,631
Federal Home Loan Bank, 2.309%, due 1/08/2019	8,300,000	8,280,112
Federal Home Loan Bank, 2.281%, due 1/10/2019	2,300,000	2,294,186
Freddie Mac, 2.19%, due 12/19/2018	4,150,000	4,145,539
Freddie Mac, 2.239%, due 1/08/2019	5,400,000	5,387,460
Freddie Mac, 2.281%, due 1/18/2019	7,000,000	6,979,093
Freddie Mac, 2.301%, due 1/18/2019	6,600,000	6,580,112
Freddie Mac, 2.302%, due 1/22/2019	3,700,000	3,687,922
Freddie Mac, 2.311%, due 1/25/2019	6,700,000	6,676,764
Freddie Mac, 2.311%, due 1/28/2019	1,300,000	1,295,246
Freddie Mac, 2.311%, due 1/29/2019	9,100,000	9,066,145
U.S. Treasury Bill, 2.085%, due 12/06/2018	9,025,000	9,022,386
U.S. Treasury Bill, 2.166%, due 12/11/2018	8,650,000	8,644,798
U.S. Treasury Bill, 1.733%, due 1/03/2019	5,000,000	4,992,071
U.S. Treasury Bill, 2.316%, due 2/07/2019	2,000,000	1,991,288
Total U.S. Government Agencies and Equivalents		$199,863,995
Repurchase Agreements – 9.2%
Goldman Sachs Repurchase Agreement, 2.27%, dated 11/30/2018, due 12/03/2018, total to be received $11,002,081 (secured by U.S. Treasury and Federal Agency obligations valued at $11,220,001 in a jointly traded account)	$11,000,000	$ 11,000,000
JPMorgan Chase & Co. Repurchase Agreement, 2.25%, dated 11/30/2018, due 12/03/2018, total to be received $9,216,728 (secured by U.S. Treasury obligations valued at $9,401,063 in a jointly traded account)	9,215,000	9,215,000
Total Repurchase Agreements		$ 20,215,000

Other Assets, Less Liabilities – 0.1%		181,456
Net Assets – 100.0%		$220,260,451
(y)	The rate shown represents an annualized yield at time of purchase.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
11/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$220,078,995	$—	$220,078,995
For further information regarding security characteristics, see the Portfolio of Investments.
2

Quarterly Report
November 30, 2018
MFS®  Value Fund

Portfolio of Investments
11/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace – 5.2%
Honeywell International, Inc.	6,059,661	$ 889,255,252
Lockheed Martin Corp.	938,008	281,805,743
Northrop Grumman Corp.	2,893,179	751,879,359
United Technologies Corp.	4,354,704	530,577,135
		$ 2,453,517,489
Alcoholic Beverages – 1.2%
Diageo PLC	15,994,520	$ 576,243,215
Apparel Manufacturers – 0.4%
Hanesbrands, Inc.	10,288,126	$ 163,684,085
Automotive – 1.1%
Aptiv PLC	5,043,947	$ 362,659,789
Harley-Davidson, Inc.	1,508,975	63,814,553
Lear Corp.	696,403	94,884,909
		$ 521,359,251
Broadcasting – 2.1%
Interpublic Group of Companies, Inc.	15,641,915	$ 367,585,003
Omnicom Group, Inc.	7,718,617	594,101,950
		$ 961,686,953
Brokerage & Asset Managers – 2.6%
BlackRock, Inc.	1,045,718	$ 447,577,761
NASDAQ, Inc.	5,859,743	535,111,731
T. Rowe Price Group, Inc.	2,173,448	215,953,793
		$ 1,198,643,285
Business Services – 6.9%
Accenture PLC, “A”	8,616,817	$ 1,417,638,733
Amdocs Ltd.	1,744,219	113,217,255
Cognizant Technology Solutions Corp., “A”	2,888,714	205,763,098
DXC Technology Co.	2,942,924	185,521,929
Equifax, Inc.	2,400,479	246,457,179
Fidelity National Information Services, Inc.	5,108,927	551,508,670
Fiserv, Inc. (a)	6,118,426	484,151,049
Resideo Technologies, Inc. (a)	452,881	9,342,935
		$ 3,213,600,848
Cable TV – 2.6%
Comcast Corp., “A”	31,645,533	$ 1,234,492,242
Chemicals – 3.4%
3M Co.	2,637,323	$ 548,352,198
DowDuPont, Inc.	2,751,512	159,174,969
PPG Industries, Inc.	7,908,917	864,681,896
		$ 1,572,209,063
Construction – 1.7%
Sherwin-Williams Co.	1,024,785	$ 434,580,575
Stanley Black & Decker, Inc.	2,805,090	367,046,026
		$ 801,626,601
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.3%
Colgate-Palmolive Co.	1,442,994	$ 91,658,979
Kimberly-Clark Corp.	1,315,870	151,811,922
Procter & Gamble Co.	1,330,890	125,782,414
Reckitt Benckiser Group PLC	2,808,232	233,639,323
		$ 602,892,638
Containers – 0.2%
Crown Holdings, Inc. (a)	2,045,535	$ 104,895,035
Electrical Equipment – 1.9%
HD Supply Holdings, Inc. (a)	2,331,608	$ 93,031,159
Johnson Controls International PLC	22,816,033	793,541,628
		$ 886,572,787
Electronics – 2.1%
Analog Devices, Inc.	2,808,884	$ 258,192,617
Texas Instruments, Inc.	7,292,759	728,181,986
		$ 986,374,603
Energy - Independent – 1.6%
EOG Resources, Inc.	4,254,787	$ 439,562,045
Occidental Petroleum Corp.	4,381,303	307,874,162
		$ 747,436,207
Energy - Integrated – 1.6%
Chevron Corp.	3,292,378	$ 391,595,439
Exxon Mobil Corp.	4,711,484	374,562,978
		$ 766,158,417
Food & Beverages – 4.4%
Archer Daniels Midland Co.	5,287,390	$ 243,325,688
Danone S.A.	2,854,687	213,492,171
General Mills, Inc.	11,361,325	480,697,661
J.M. Smucker Co.	1,700,797	177,750,294
Nestle S.A.	8,338,440	712,019,003
PepsiCo, Inc.	2,106,772	256,899,778
		$ 2,084,184,595
Health Maintenance Organizations – 1.2%
Cigna Corp.	2,468,470	$ 551,406,829
Insurance – 7.3%
Aon PLC	6,089,044	$ 1,005,362,055
Chubb Ltd.	6,668,360	891,826,467
MetLife, Inc.	11,017,572	491,714,238
Prudential Financial, Inc.	1,430,916	134,162,684
Travelers Cos., Inc.	6,988,721	911,119,557
		$ 3,434,185,001
Machinery & Tools – 3.0%
Eaton Corp. PLC	5,904,506	$ 454,292,692
Illinois Tool Works, Inc.	3,870,791	538,233,489
Ingersoll-Rand Co. Ltd., “A”	4,183,014	433,025,609
		$ 1,425,551,790
Major Banks – 13.2%
Bank of New York Mellon Corp.	10,555,583	$ 541,606,964
Goldman Sachs Group, Inc.	4,771,103	909,801,631
JPMorgan Chase & Co.	19,886,983	2,211,233,640
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
PNC Financial Services Group, Inc.	4,973,882	$ 675,353,698
State Street Corp.	4,897,743	357,633,194
Wells Fargo & Co.	27,511,466	1,493,322,374
		$ 6,188,951,501
Medical & Health Technology & Services – 1.3%
Express Scripts Holding Co. (a)	3,144,626	$ 319,085,200
McKesson Corp.	2,257,735	281,088,008
		$ 600,173,208
Medical Equipment – 7.0%
Abbott Laboratories	8,865,320	$ 656,476,946
Danaher Corp.	6,353,222	695,931,938
Medtronic PLC	13,353,161	1,302,333,792
Thermo Fisher Scientific, Inc.	2,585,874	645,304,857
		$ 3,300,047,533
Oil Services – 1.3%
Schlumberger Ltd.	13,134,562	$ 592,368,746
Other Banks & Diversified Financials – 5.7%
American Express Co.	5,239,883	$ 588,281,665
Citigroup, Inc.	15,233,032	986,948,143
U.S. Bancorp	19,861,157	1,081,638,610
		$ 2,656,868,418
Pharmaceuticals – 8.3%
Johnson & Johnson	12,444,797	$ 1,828,140,679
Merck & Co., Inc.	6,718,946	533,081,176
Novartis AG	1,310,959	119,672,969
Pfizer, Inc.	26,979,700	1,247,271,531
Roche Holding AG	547,581	142,013,150
		$ 3,870,179,505
Printing & Publishing – 0.7%
Moody's Corp.	2,012,141	$ 320,071,269
Railroad & Shipping – 1.8%
Canadian National Railway Co.	3,272,806	$ 280,872,211
Union Pacific Corp.	3,618,385	556,435,245
		$ 837,307,456
Real Estate – 0.4%
Public Storage, Inc., REIT	845,966	$ 180,410,709
Telephone Services – 0.8%
Verizon Communications, Inc.	6,336,154	$ 382,070,086
Tobacco – 3.4%
Altria Group, Inc.	6,002,464	$ 329,115,101
Philip Morris International, Inc.	14,695,244	1,271,579,463
		$ 1,600,694,564
Trucking – 0.6%
United Parcel Service, Inc., “B”	2,414,231	$ 278,336,692
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 3.3%
Duke Energy Corp.	9,554,671	$ 846,257,210
Southern Co.	10,693,290	506,113,416
Xcel Energy, Inc.	4,061,946	213,049,068
		$ 1,565,419,694
Total Common Stocks		$46,659,620,315
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 2.31% (v)	119,448,301	$ 119,448,301

Other Assets, Less Liabilities – 0.1%		64,300,836
Net Assets – 100.0%		$46,843,369,452
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $119,448,301 and $46,659,620,315, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
11/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$44,381,668,272	$—	$—	$44,381,668,272
Switzerland	142,013,150	831,691,972	—	973,705,122
United Kingdom	—	809,882,539	—	809,882,539
Canada	280,872,211	—	—	280,872,211
France	213,492,171	—	—	213,492,171
Mutual Funds	119,448,301	—	—	119,448,301
Total	$45,137,494,105	$1,641,574,511	$—	$46,779,068,616
For further information regarding security characteristics, see the Portfolio of Investments.
5

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	372,957,411	1,044,600,081	(1,298,109,191)	119,448,301
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$3,473	$(25,341)	$—	$2,820,024	$119,448,301

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST I

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: January 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: January 15, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 15, 2019

*	Print name and title of each signing officer under his or her signature.